Pensions - Funding and contributions by the Group and most significant assumptions used for the Main Scheme (Details) - GBP (£) £ in Billions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Pensions
Fixed interest swap and guilt yields plus percentage	0.0064%
Life expectancy of male employees after retirement who are currently at age 60	27 years 1 month 6 days
Life expectancy of female employees after retirement who are currently at age 60	29 years 1 month 6 days
Life expectancy of male employees after retirement who are currently aged 40	28 years 6 months
Life expectancy of female employees after retirement who are currently aged 40	30 years 7 months 6 days
Main Pension Scheme
Pensions
Period of funding valuations (in years)	3 years
Discount rate	5.70%	5.60%
Inflation assumption (RPI)	2.90%	3.20%
Rate of increase in salaries	1.80%	1.80%
Rate of increase in deferred pensions	2.90%	3.40%
Rate of increase in pensions in payment	2.40%	2.60%
Lump sum conversion rate at retirement	18.00%	18.00%
Longevity at age 60 for current pensioners (years), males	26 years 10 months 24 days	26 years 6 months
Longevity at age 60 for current pensioners (years), females	28 years 7 months 6 days	28 years 6 months
Longevity at age 60 for future pensioners currently aged 40 (years), males	27 years 10 months 24 days	27 years 6 months
Longevity at age 60 for future pensioners currently aged 40 (years), females	29 years 10 months 24 days	29 years 8 months 12 days
Main pension scheme, 2024 triennial valuation
Pensions
Funding level, as percent	115.00%
Pension liabilities	£ 29
Surplus as per actuarial assumptions	£ 4
Average cost (as a percent)	21.20%